Accrued liabilities and other payables - Schedule of Accrued Liabilities and Other Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued liabilities and other payables
Payroll and welfare	$ 18,618	$ 12,871
Tax levies	2,397	3,394
Payables related to Kankan	2,642	2,581
Payables for advertisement	3,821	1,895
Legal and litigation related expenses (note 27)	973	1,640
Professional service fees	2,175	2,106
Agency commissions and rebates-online advertising	2,759	2,696
Payables for construction in progress	9,750	5,291
Tax surcharges		1,095
Others	6,422	5,120
Total	$ 49,557	$ 38,689